Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Detailed Information about Capital Computation	The Company’s capital, as defined above, is summarized in the following table:

	December 31, 2022	December 31, 2021
Equity	$2,353,084	$2,585,345
Loans and borrowings	828,024	540,682
	3,181,108	3,126,027
Less: cash and cash equivalents	(200,769)	(305,498)
	$2,980,339	$2,820,529